Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, no par value per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | shares
Maximum Aggregate Offering Price | $	$ 1,000,000	[1]
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 138.1
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

[1]	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.